PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayment And Other Current Assets
	December 31,
	2024	2023

Government authorities	$929	$997
Prepaid expenses	859	1,500
Deferred contract costs	4,810	3,130
Other receivables	109	147

	$6,707	$5,774